E.I.I. Realty Securities Trust
                               667 Madison Avenue
                                   16th Floor
                               New York, NY 10021

                                November 1, 2005


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

              Re:      E.I.I. Realty Securities Trust
                       File Nos. 333-45959; 811-08649; CIK: 0001054556
                       ------------------------------------------------

Ladies and Gentlemen:

      On behalf of E.I.I. Realty Securities Trust ("Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that: (i) the prospectuses and Statements of Additional Information for the E.I.I. Realty Securities Fund and E.I.I. International Property Fund, both series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2005.

      If you have any questions or comments regarding this filing, please call George P. Attisano of Kramer Levin Naftalis & Frankel LLP, counsel to Registrant, at (212) 715-9555.

                             Very truly yours,


                             E.I.I. Realty Securities Trust

                             By: /s/ Michael J. Meagher
                                ----------------------------------------
                                Michael J. Meagher
                                Vice President and Chief Compliance Officer


cc:      Susan Penry-Williams
         S. Elliott Cohan
         George P. Attisano